Shareholder Report, Holdings (Details)	May 31, 2025
C000169568 | 2285441 | Dundee Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169568 | 6267359 | Hong Kong Exchanges & Clearing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169568 | 25961D105 | Douglas Elliman, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169568 | BPCXK01 | Westaim Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169568 | 059460303 | Banco Bradesco S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169568 | 6761000 | Valterra Platinum Limited
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169568 | BRJQ8J2 | Hammerson plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169568 | G9460G101 | Valaris Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169568 | BK9RKT0 | Travis Perkins plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169568 | 962879102 | Wheaton Precious Metals Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169568 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000169568 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169568 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169568 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169568 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169568 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169568 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000169568 | India
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000169568 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000169568 | United States
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000169568 | Canada
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000169568 | BJRFY31Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169568 | B4Q1532Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169568 | 2518932Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000169568 | 88642R109Energy
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000169568 | 6853521Real Estate
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000169568 | 67077M108Materials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000169568 | BYWZNK1Financials
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000169568 | MaterialsBMY5XY9
Holdings [Line Items]
Percent of Total Investments	94.50%
C000169568 | Cash & Equivalent61747C525
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169569 | 2285441 | Dundee Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169569 | 6267359 | Hong Kong Exchanges & Clearing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169569 | 25961D105 | Douglas Elliman, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169569 | BPCXK01 | Westaim Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169569 | 059460303 | Banco Bradesco S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169569 | 6761000 | Valterra Platinum Limited
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169569 | BRJQ8J2 | Hammerson plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169569 | G9460G101 | Valaris Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169569 | BK9RKT0 | Travis Perkins plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169569 | 962879102 | Wheaton Precious Metals Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169569 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000169569 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169569 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169569 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169569 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169569 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169569 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000169569 | India
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000169569 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000169569 | United States
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000169569 | Canada
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000169569 | BJRFY31Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169569 | B4Q1532Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169569 | 2518932Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000169569 | 88642R109Energy
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000169569 | 6853521Real Estate
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000169569 | 67077M108Materials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000169569 | BYWZNK1Financials
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000169569 | MaterialsBMY5XY9
Holdings [Line Items]
Percent of Total Investments	94.50%
C000169569 | Cash & Equivalent61747C525
Holdings [Line Items]
Percent of Total Investments	5.50%